Fair Value Measurements - Summary Of Assets And Liabilities Measured At Fair Value (Detail) - Fair Value, Recurring [member] - USD ($)	Mar. 31, 2022		Dec. 31, 2021
Quoted Prices in Active Markets (Level 1) [Member] | Mutual Funds [Member]
Assets — Investments held in Trust Account
Assets – Investments held in trust account	$ 58,087,513	[1]	$ 12,076
Quoted Prices in Active Markets (Level 1) [Member] | U.S. Treasury Securities [Member]
Assets — Investments held in Trust Account
Assets – Investments held in trust account			58,073,257
Significant Other Unobservable Inputs (Level 3) [Member] | Private Warrant [Member]
Liabilities:
Derivative warrant liabilities — Private	$ 52,500		$ 49,660

[1]	Exclude $16 of cash balance held within the Trust Account